Cash and cash equivalents (Tables)	12 Months Ended
Apr. 30, 2026
Notes and other explanatory information [abstract]
Schedule of cash and cash equivalents
	April 30, 2025	April 30, 2026	April 30, 2026
	SGD	SGD	USD

Cash at banks	759,891	1,139,870	894,858